SCHEDULE OF PROPERTY AND EQUIPMENT NET (Details) - DIH Holding US, Inc. [Member]	12 Months Ended
Mar. 31, 2023
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Property, Plant and Equipment, Dispositions	Shorter of remaining lease term or estimated useful life
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Computer Equipment [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Leasehold improvements	3 years
Machinery and Equipment [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Leasehold improvements	5 years
Machinery and Equipment [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Leasehold improvements	10 years
Vehicles [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Leasehold improvements	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Leasehold improvements	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Leasehold improvements	5 years
Building [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Leasehold improvements	30 years